Group cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statements [Line Items]
Pension deficit payments	£ 872	£ 274	£ 880
Acquisitions and disposals of subsidiaries true-up of consideration		20
Net of bank overdrafts	29	£ 17	£ 537
Spectrum [Member]
Statements [Line Items]
Prepayments in respect of acquisition	£ 325